Shareholder Report, Average Annual Return (Details) - Without Sales Load [Member]	12 Months Ended	53 Months Ended	60 Months Ended	104 Months Ended		116 Months Ended	119 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000020707
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.44%)		(2.74%)					0.01%
C000020708
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.97%)		(2.23%)					0.52%
C000020709
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.22%)		(2.48%)					0.28%
C000020704
Average Annual Return [Line Items]
Average Annual Return, Percent	8.82%		7.26%					8.47%
C000020705
Average Annual Return [Line Items]
Average Annual Return, Percent	9.43%		7.80%					9.02%
C000020706
Average Annual Return [Line Items]
Average Annual Return, Percent	9.09%		7.52%					8.74%
C000074828
Average Annual Return [Line Items]
Average Annual Return, Percent	9.00%		7.39%					8.59%
C000060439
Average Annual Return [Line Items]
Average Annual Return, Percent	8.57%		5.02%					5.51%
C000060440
Average Annual Return [Line Items]
Average Annual Return, Percent	9.07%		5.54%					6.03%
C000060441
Average Annual Return [Line Items]
Average Annual Return, Percent	8.90%		5.29%					5.78%
C000078381
Average Annual Return [Line Items]
Average Annual Return, Percent	8.71%		5.13%					5.62%
C000154752
Average Annual Return [Line Items]
Average Annual Return, Percent	9.13%		5.70%			6.01%
C000105147
Average Annual Return [Line Items]
Average Annual Return, Percent	9.87%		5.84%					6.35%
C000105149
Average Annual Return [Line Items]
Average Annual Return, Percent	10.46%		6.37%					6.88%
C000105146
Average Annual Return [Line Items]
Average Annual Return, Percent	10.17%		6.11%					6.61%
C000105150
Average Annual Return [Line Items]
Average Annual Return, Percent	10.00%		5.94%					6.43%
C000154758
Average Annual Return [Line Items]
Average Annual Return, Percent	10.54%		6.54%			6.81%
C000060446
Average Annual Return [Line Items]
Average Annual Return, Percent	11.52%		6.61%					6.85%
C000060443
Average Annual Return [Line Items]
Average Annual Return, Percent	12.12%		7.15%					7.38%
C000060444
Average Annual Return [Line Items]
Average Annual Return, Percent	11.85%		6.88%					7.12%
C000078382
Average Annual Return [Line Items]
Average Annual Return, Percent	11.77%		6.73%					6.97%
C000154753
Average Annual Return [Line Items]
Average Annual Return, Percent	12.15%		7.31%			7.35%
C000105151
Average Annual Return [Line Items]
Average Annual Return, Percent	13.01%		7.77%					7.57%
C000105153
Average Annual Return [Line Items]
Average Annual Return, Percent	13.56%		8.31%					8.09%
C000105155
Average Annual Return [Line Items]
Average Annual Return, Percent	13.29%		8.04%					7.83%
C000105154
Average Annual Return [Line Items]
Average Annual Return, Percent	13.11%		7.88%					7.67%
C000154759
Average Annual Return [Line Items]
Average Annual Return, Percent	13.68%		8.50%			8.07%
C000060447
Average Annual Return [Line Items]
Average Annual Return, Percent	14.17%		8.40%					7.95%
C000060448
Average Annual Return [Line Items]
Average Annual Return, Percent	14.78%		8.95%					8.50%
C000060449
Average Annual Return [Line Items]
Average Annual Return, Percent	14.45%		8.67%					8.22%
C000078383
Average Annual Return [Line Items]
Average Annual Return, Percent	14.35%		8.51%					8.06%
C000154754
Average Annual Return [Line Items]
Average Annual Return, Percent	14.84%		9.12%			8.43%
C000105156
Average Annual Return [Line Items]
Average Annual Return, Percent	14.68%		8.44%					8.02%
C000105158
Average Annual Return [Line Items]
Average Annual Return, Percent	15.27%		8.98%					8.57%
C000105160
Average Annual Return [Line Items]
Average Annual Return, Percent	15.02%		8.71%					8.31%
C000105159
Average Annual Return [Line Items]
Average Annual Return, Percent	14.83%		8.55%					8.13%
C000154760
Average Annual Return [Line Items]
Average Annual Return, Percent	15.36%		9.17%			8.53%
C000079256
Average Annual Return [Line Items]
Average Annual Return, Percent	14.80%		8.51%					8.02%
C000079257
Average Annual Return [Line Items]
Average Annual Return, Percent	15.38%		9.06%					8.57%
C000081026
Average Annual Return [Line Items]
Average Annual Return, Percent	15.10%		8.78%					8.30%
C000079258
Average Annual Return [Line Items]
Average Annual Return, Percent	14.90%		8.62%					8.14%
C000154756
Average Annual Return [Line Items]
Average Annual Return, Percent	15.49%		9.24%			8.53%
C000152048
Average Annual Return [Line Items]
Average Annual Return, Percent	14.84%		8.60%				8.18%
C000152047
Average Annual Return [Line Items]
Average Annual Return, Percent	15.41%		9.15%				8.73%
C000152049
Average Annual Return [Line Items]
Average Annual Return, Percent	15.13%		8.89%				8.45%
C000152050
Average Annual Return [Line Items]
Average Annual Return, Percent	14.96%		8.71%				8.28%
C000154761
Average Annual Return [Line Items]
Average Annual Return, Percent	15.48%		9.33%			8.62%
C000219031
Average Annual Return [Line Items]
Average Annual Return, Percent	14.96%	10.18%
C000219027
Average Annual Return [Line Items]
Average Annual Return, Percent	15.51%	10.72%
C000219028
Average Annual Return [Line Items]
Average Annual Return, Percent	15.15%	10.44%
C000219029
Average Annual Return [Line Items]
Average Annual Return, Percent	15.03%	10.27%
C000219030
Average Annual Return [Line Items]
Average Annual Return, Percent	15.60%	10.91%
C000060451
Average Annual Return [Line Items]
Average Annual Return, Percent	6.34%		3.26%					3.65%
C000060452
Average Annual Return [Line Items]
Average Annual Return, Percent	6.91%		3.78%					4.18%
C000060453
Average Annual Return [Line Items]
Average Annual Return, Percent	6.62%		3.51%					3.92%
C000078384
Average Annual Return [Line Items]
Average Annual Return, Percent	6.49%		3.36%					3.76%
C000154755
Average Annual Return [Line Items]
Average Annual Return, Percent	6.97%		3.92%			4.24%
C000027234
Average Annual Return [Line Items]
Average Annual Return, Percent	6.82%		4.04%					3.58%
C000027235
Average Annual Return [Line Items]
Average Annual Return, Percent	7.23%		4.54%					4.09%
C000027236
Average Annual Return [Line Items]
Average Annual Return, Percent	7.09%		4.31%					3.84%
C000074834
Average Annual Return [Line Items]
Average Annual Return, Percent	6.95%		4.12%					3.68%
C000020726
Average Annual Return [Line Items]
Average Annual Return, Percent	8.38%		4.82%					5.43%
C000020727
Average Annual Return [Line Items]
Average Annual Return, Percent	8.88%		5.35%					5.96%
C000020728
Average Annual Return [Line Items]
Average Annual Return, Percent	8.57%		5.06%					5.69%
C000078368
Average Annual Return [Line Items]
Average Annual Return, Percent	8.44%		4.92%					5.53%
C000105166
Average Annual Return [Line Items]
Average Annual Return, Percent	9.93%		5.86%					6.29%
C000105168
Average Annual Return [Line Items]
Average Annual Return, Percent	10.57%		6.40%					6.82%
C000105170
Average Annual Return [Line Items]
Average Annual Return, Percent	10.24%		6.12%					6.56%
C000105169
Average Annual Return [Line Items]
Average Annual Return, Percent	10.11%		5.98%					6.40%
C000020730
Average Annual Return [Line Items]
Average Annual Return, Percent	11.50%		6.65%					6.76%
C000020731
Average Annual Return [Line Items]
Average Annual Return, Percent	12.01%		7.17%					7.29%
C000020732
Average Annual Return [Line Items]
Average Annual Return, Percent	11.79%		6.92%					7.03%
C000078369
Average Annual Return [Line Items]
Average Annual Return, Percent	11.68%		6.77%					6.87%
C000105171
Average Annual Return [Line Items]
Average Annual Return, Percent	12.94%		7.76%					7.51%
C000105173
Average Annual Return [Line Items]
Average Annual Return, Percent	13.55%		8.29%					8.06%
C000105175
Average Annual Return [Line Items]
Average Annual Return, Percent	13.26%		8.02%					7.79%
C000105174
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%		7.87%					7.61%
C000020734
Average Annual Return [Line Items]
Average Annual Return, Percent	14.15%		8.29%					7.65%
C000020735
Average Annual Return [Line Items]
Average Annual Return, Percent	14.65%		8.81%					8.19%
C000020736
Average Annual Return [Line Items]
Average Annual Return, Percent	14.27%		8.54%					7.91%
C000078370
Average Annual Return [Line Items]
Average Annual Return, Percent	14.13%		8.38%					7.75%
C000105176
Average Annual Return [Line Items]
Average Annual Return, Percent	14.64%		8.37%					7.83%
C000105178
Average Annual Return [Line Items]
Average Annual Return, Percent	15.18%		8.91%					8.40%
C000105180
Average Annual Return [Line Items]
Average Annual Return, Percent	14.97%		8.65%					8.11%
C000105179
Average Annual Return [Line Items]
Average Annual Return, Percent	14.76%		8.47%					7.94%
C000079260
Average Annual Return [Line Items]
Average Annual Return, Percent	14.77%		8.39%					7.76%
C000079261
Average Annual Return [Line Items]
Average Annual Return, Percent	15.34%		8.95%					8.30%
C000081027
Average Annual Return [Line Items]
Average Annual Return, Percent	15.07%		8.67%					8.04%
C000079262
Average Annual Return [Line Items]
Average Annual Return, Percent	14.90%		8.51%					7.87%
C000152042
Average Annual Return [Line Items]
Average Annual Return, Percent	14.80%		8.34%				7.85%
C000152046
Average Annual Return [Line Items]
Average Annual Return, Percent	15.34%		8.87%				8.36%
C000152043
Average Annual Return [Line Items]
Average Annual Return, Percent	15.08%		8.61%				8.06%
C000152044
Average Annual Return [Line Items]
Average Annual Return, Percent	14.90%		8.44%				7.93%
C000219036
Average Annual Return [Line Items]
Average Annual Return, Percent	14.92%	9.93%
C000219032
Average Annual Return [Line Items]
Average Annual Return, Percent	15.47%	10.49%
C000219033
Average Annual Return [Line Items]
Average Annual Return, Percent	15.09%	10.21%
C000219034
Average Annual Return [Line Items]
Average Annual Return, Percent	14.99%	10.06%
C000125843
Average Annual Return [Line Items]
Average Annual Return, Percent	16.83%		9.18%					8.20%
C000125844
Average Annual Return [Line Items]
Average Annual Return, Percent	17.47%		9.74%					8.75%
C000168863
Average Annual Return [Line Items]
Average Annual Return, Percent	17.45%		9.77%		10.18%
C000125845
Average Annual Return [Line Items]
Average Annual Return, Percent	17.07%		9.46%					8.47%
C000125846
Average Annual Return [Line Items]
Average Annual Return, Percent	16.91%		9.29%					8.31%
C000049965
Average Annual Return [Line Items]
Average Annual Return, Percent	12.03%		6.35%					6.16%
C000049966
Average Annual Return [Line Items]
Average Annual Return, Percent	12.66%		6.89%					6.71%
C000168859
Average Annual Return [Line Items]
Average Annual Return, Percent	12.78%		6.92%		7.61%
C000049967
Average Annual Return [Line Items]
Average Annual Return, Percent	12.37%		6.63%					6.44%
C000087528
Average Annual Return [Line Items]
Average Annual Return, Percent	12.15%		6.47%					6.26%
C000087525
Average Annual Return [Line Items]
Average Annual Return, Percent	6.08%		2.79%					3.40%
C000087526
Average Annual Return [Line Items]
Average Annual Return, Percent	6.62%		3.29%					3.91%
C000168862
Average Annual Return [Line Items]
Average Annual Return, Percent	6.72%		3.31%		4.14%
C000087527
Average Annual Return [Line Items]
Average Annual Return, Percent	6.22%		3.02%					3.65%
C000087524
Average Annual Return [Line Items]
Average Annual Return, Percent	6.24%		2.88%					3.51%
C000020738
Average Annual Return [Line Items]
Average Annual Return, Percent	5.90%		3.26%					3.81%
C000020739
Average Annual Return [Line Items]
Average Annual Return, Percent	6.47%		3.78%					4.33%
C000020740
Average Annual Return [Line Items]
Average Annual Return, Percent	6.23%		3.52%					4.07%
C000078371
Average Annual Return [Line Items]
Average Annual Return, Percent	6.06%		3.36%					3.91%
C000087520
Average Annual Return [Line Items]
Average Annual Return, Percent	14.54%		7.80%					7.11%
C000087521
Average Annual Return [Line Items]
Average Annual Return, Percent	15.14%		8.36%					7.65%
C000168861
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%		8.35%		8.84%
C000087522
Average Annual Return [Line Items]
Average Annual Return, Percent	14.82%		8.08%					7.37%
C000087523
Average Annual Return [Line Items]
Average Annual Return, Percent	14.63%		7.90%					7.22%
C000029752
Average Annual Return [Line Items]
Average Annual Return, Percent	7.71%		7.62%					8.01%
C000029753
Average Annual Return [Line Items]
Average Annual Return, Percent	8.20%		8.15%					8.54%
C000029754
Average Annual Return [Line Items]
Average Annual Return, Percent	8.02%		7.89%					8.28%
C000074837
Average Annual Return [Line Items]
Average Annual Return, Percent	7.81%		7.71%					8.11%
C000020754
Average Annual Return [Line Items]
Average Annual Return, Percent	4.36%		7.75%					9.60%
C000020755
Average Annual Return [Line Items]
Average Annual Return, Percent	4.89%		8.29%					10.15%
C000168853
Average Annual Return [Line Items]
Average Annual Return, Percent	4.92%		8.30%	12.26%
C000020756
Average Annual Return [Line Items]
Average Annual Return, Percent	4.66%		8.03%					9.87%
C000074832
Average Annual Return [Line Items]
Average Annual Return, Percent	4.47%		7.86%					9.71%
C000020760
Average Annual Return [Line Items]
Average Annual Return, Percent	22.81%		14.43%					12.26%
C000020761
Average Annual Return [Line Items]
Average Annual Return, Percent	23.39%		14.98%					12.81%
C000020762
Average Annual Return [Line Items]
Average Annual Return, Percent	23.07%		14.71%					12.56%
C000027676
Average Annual Return [Line Items]
Average Annual Return, Percent	11.04%		9.64%					7.49%
C000027677
Average Annual Return [Line Items]
Average Annual Return, Percent	11.56%		10.19%					8.03%
C000168857
Average Annual Return [Line Items]
Average Annual Return, Percent	11.63%		10.26%	9.59%
C000027678
Average Annual Return [Line Items]
Average Annual Return, Percent	11.27%		9.91%					7.76%
C000074835
Average Annual Return [Line Items]
Average Annual Return, Percent	11.12%		9.75%					7.59%
C000020751
Average Annual Return [Line Items]
Average Annual Return, Percent	14.44%		11.01%					9.06%
C000020752
Average Annual Return [Line Items]
Average Annual Return, Percent	15.05%		11.57%					9.61%
C000020753
Average Annual Return [Line Items]
Average Annual Return, Percent	14.70%		11.29%					9.33%
C000020757
Average Annual Return [Line Items]
Average Annual Return, Percent	11.42%		7.78%					6.80%
C000020758
Average Annual Return [Line Items]
Average Annual Return, Percent	12.00%		8.31%					7.34%
C000020759
Average Annual Return [Line Items]
Average Annual Return, Percent	11.71%		8.04%					7.07%
C000074833
Average Annual Return [Line Items]
Average Annual Return, Percent	11.53%		7.90%					6.93%
C000020695
Average Annual Return [Line Items]
Average Annual Return, Percent	13.71%		8.12%					7.41%
C000020696
Average Annual Return [Line Items]
Average Annual Return, Percent	14.30%		8.67%					7.96%
C000020697
Average Annual Return [Line Items]
Average Annual Return, Percent	14.04%		8.39%					7.68%
C000074827
Average Annual Return [Line Items]
Average Annual Return, Percent	13.86%		8.23%					7.52%
C000020742
Average Annual Return [Line Items]
Average Annual Return, Percent	23.17%		10.67%					11.38%
C000020743
Average Annual Return [Line Items]
Average Annual Return, Percent	23.92%		11.22%					11.94%
C000168850
Average Annual Return [Line Items]
Average Annual Return, Percent	23.84%		11.24%	13.69%
C000020744
Average Annual Return [Line Items]
Average Annual Return, Percent	23.45%		10.92%					11.65%
C000074830
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%		10.77%					11.49%
C000020745
Average Annual Return [Line Items]
Average Annual Return, Percent	29.05%		12.62%					13.13%
C000020746
Average Annual Return [Line Items]
Average Annual Return, Percent	29.69%		13.17%					13.70%
C000020747
Average Annual Return [Line Items]
Average Annual Return, Percent	29.36%		12.89%					13.41%
C000074831
Average Annual Return [Line Items]
Average Annual Return, Percent	29.18%		12.73%					13.25%